UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Health Sciences Fund

Investor Class (PRHSX)

This semi-annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - Investor Class	$41	0.83%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,280,438
Number of Portfolio Holdings	256

Portfolio Turnover Rate	22.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	26.4%
Major Pharmaceuticals	16.6
Implants	15.3
Payors	10.1
Major Biotechnology	8.2
Life Sciences	7.7
Other Products & Devices	7.0
Providers	2.5
Distribution	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.0%
Intuitive Surgical	5.8
UnitedHealth Group	5.1
Stryker	5.0
Vertex Pharmaceuticals	3.8
Boston Scientific	3.7
Argenx	3.3
Danaher	3.1
Thermo Fisher Scientific	3.1
Alnylam Pharmaceuticals	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F114-053 8/25

Health Sciences Fund

Investor Class (PRHSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Health Sciences Fund

I Class (THISX)

This semi-annual shareholder report contains important information about Health Sciences Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - I Class	$33	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,280,438
Number of Portfolio Holdings	256

Portfolio Turnover Rate	22.6%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	26.4%
Major Pharmaceuticals	16.6
Implants	15.3
Payors	10.1
Major Biotechnology	8.2
Life Sciences	7.7
Other Products & Devices	7.0
Providers	2.5
Distribution	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.0%
Intuitive Surgical	5.8
UnitedHealth Group	5.1
Stryker	5.0
Vertex Pharmaceuticals	3.8
Boston Scientific	3.7
Argenx	3.3
Danaher	3.1
Thermo Fisher Scientific	3.1
Alnylam Pharmaceuticals	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F216-053 8/25

Health Sciences Fund

I Class (THISX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 79.53 $ 87.90 $ 89.82 $ 104.08 $ 98.85 $ 81.43
Investment
activities
Net investment
loss
(1)(2)
(0.04) (0.11) (0.08) (0.09) (0.22) (0.04)
Net realized and
unrealized gain/
loss (2.26) 1.99 2.74 (12.58) 13.21 24.54
Total from
investment
activities (2.30) 1.88 2.66 (12.67) 12.99 24.50
Distributions
Net investment
income — (0.01) — — — —
Net realized gain — (10.24) (4.58) (1.59) (7.76) (7.08)
Total distributions — (10.25) (4.58) (1.59) (7.76) (7.08)
NET ASSET
VALUE
End of period $ 77.23 $ 79.53 $ 87.90 $ 89.82 $ 104.08 $ 98.85

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
(2.89)% 1.82% 3.08% (12.19)% 13.27% 30.12%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.83%
(4)
0.80% 0.80% 0.80% 0.75% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.83%
(4)
0.80% 0.80% 0.80% 0.75% 0.76%
Net investment
loss (0.10)%
(4)
(0.12)% (0.09)% (0.10)% (0.21)% (0.05)%
Portfolio turnover
rate 22.6% 52.4% 48.4% 28.8% 33.8% 41.7%
Net assets, end of
period (in millions) $6,557 $7,727 $9,105 $10,235 $17,213 $15,753
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 79.71 $ 88.12 $ 89.91 $ 104.05 $ 98.87 $ 81.42
Investment
activities
Net investment
income (loss)
(1)(2)
0.02 0.01 0.04 0.05 (0.11) 0.05
Net realized and
unrealized gain/
loss (2.27) 1.98 2.75 (12.60) 13.22 24.57
Total from
investment
activities (2.25) 1.99 2.79 (12.55) 13.11 24.62
Distributions
Net investment
income — (0.16) — — — —
Net realized gain — (10.24) (4.58) (1.59) (7.93) (7.17)
Total distributions — (10.40) (4.58) (1.59) (7.93) (7.17)
NET ASSET
VALUE
End of period $ 77.46 $ 79.71 $ 88.12 $ 89.91 $ 104.05 $ 98.87

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
(2.82)% 1.94% 3.22% (12.08)% 13.40% 30.27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.67% 0.67% 0.67% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.67% 0.67% 0.67% 0.65% 0.65%
Net investment
income (loss) 0.05%
(4)
0.01% 0.04% 0.05% (0.10)% 0.06%
Portfolio turnover
rate 22.6% 52.4% 48.4% 28.8% 33.8% 41.7%
Net assets, end of
period (in millions) $4,723 $5,287 $5,607 $5,938 $2,295 $1,679
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.7%
BIOTECHNOLOGY  31.1%
International-Biotechnology  0.0%
Ideaya Biosciences (1) 171,812 3,612
3,612
Major Biotechnology  8.2%
Alkermes (1) 1,253,625 35,866
Amgen  62,105 17,341
Celldex Therapeutics (1) 750,770 15,278
Exact Sciences (1) 1,018,911 54,145
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,310
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,155
Gilead Sciences  2,454,960 272,182
Neurocrine Biosciences (1) 621,659 78,136
United Therapeutics (1) 61,706 17,731
Vertex Pharmaceuticals (1) 973,911 433,585
927,729
Other Biotechnology  22.9%
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 5,439
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 2,719
Agios Pharmaceuticals (1) 990,652 32,949
Akero Therapeutics (1) 1,114,732 59,482
Alector (1) 3,792,774 5,310
Allogene Therapeutics (1) 2,751,488 3,109
Alnylam Pharmaceuticals (1) 1,015,552 331,161
Annexon (1) 258,836 621
Apogee Therapeutics (1) 552,027 23,975
Arcellx (1) 411,543 27,100
Arvinas (1) 135,859 1,000
Ascendis Pharma, ADR (1) 693,353 119,673
Aura Biosciences (1) 327,622 2,051
Avidity Biosciences (1) 2,297,724 65,255
Beam Therapeutics (1) 912,997 15,530
BeOne Medicines (HKD) (1) 8,186,296 154,861
BeOne Medicines, ADR (1) 20,455 4,952
Bicycle Therapeutics, ADR (1) 1,094,999 7,610

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biohaven (1) 1,709,087 24,115
Blueprint Medicines (1) 468,745 60,084
Cabaletta, Warrants, 9/20/26, Acquisition Date: 6/11/25,
Cost $— (1)(2) 1,694,355 1,109
Cabaletta Bio (1) 1,944,763 2,956
Cargo Therapeutics (1) 426,331 1,757
Centessa Pharmaceuticals, ADR (1) 3,207,428 42,146
CG oncology (1) 1,243,138 32,322
Crescent BioPharma, Acquisition Date: 6/12/25, Cost $4,767 (1)
(2) 360,441 5,527
Crinetics Pharmaceuticals (1) 1,053,066 30,286
Cytokinetics (1) 337,628 11,155
Denali Therapeutics (1) 2,502,127 35,005
Disc Medicine (1) 309,390 16,385
Entrada Therapeutics (1) 219,570 1,476
Generation Bio (1) 1,428,551 457
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Helix Acquisition Corp. II (1) 878,945 9,361
Immunocore Holdings, ADR (1) 773,698 24,279
Immunome (1) 2,186,824 20,337
Insmed (1) 2,410,557 242,598
Ionis Pharmaceuticals (1) 512,286 20,240
Iovance Biotherapeutics (1) 737,385 1,268
Janux Therapeutics (1) 372,178 8,597
Krystal Biotech (1) 110,708 15,218
Kymera Therapeutics (1) 1,366,008 59,613
Kyverna Therapeutics (1) 1,382,457 4,244
Legend Biotech, ADR (1) 601,652 21,353
Lyell Immunopharma (1) 214,565 1,897
Merus (1) 444,988 23,406
Metsera, Acquisition Date: 11/12/24, Cost $13,241 (1)(2) 1,118,110 31,810
Monte Rosa Therapeutics (1) 947,439 4,273
MoonLake Immunotherapeutics (1) 1,096,693 51,764

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Natera (1) 573,317 96,856
Odyssey Therapeutics, Warrants, 6/16/32, Acquisition Date:
6/16/25, Cost $— (1)(2)(3) 133,346 —
ORIC Pharmaceuticals (1) 1,028,438 10,439
Oruka Therapeutics  257,030 2,881
Pharvaris (1) 600,613 10,571
Praxis Precision Medicines (1) 374,760 15,759
Prelude Therapeutics (1) 661,222 535
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $705 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 —
Protagonist Therapeutics (1) 685,458 37,885
Rapport Therapeutics (1) 1,176,835 13,381
Regeneron Pharmaceuticals  225,154 118,206
Relay Therapeutics (1) 569,278 1,970
Repligen (1) 370,690 46,106
Replimune Group (1) 1,894,857 17,603
Revolution Medicines (1) 1,375,548 50,606
Revolution Medicines, Warrants, 11/14/28 (1) 198,505 54
Rhythm Pharmaceuticals (1) 324,259 20,490
Ring Therapeutics, Acquisition Date: 4/12/21 - 10/7/22,
Cost $13,418 (1)(2)(3) 291,704 1,342
Rocket Pharmaceuticals (1) 688,253 1,686
Sana Biotechnology (1) 1,743,711 4,760
Scholar Rock Holding (1) 1,965,921 69,633
Sensorion (EUR) (1) 10,026,597 3,692
Sionna Therapeutics, Acquisition Date: 2/2/22 - 3/4/24,
Cost $7,048 (1)(2) 494,107 8,573
Soleno Therapeutics (1) 586,455 49,133
Spyre Therapeutics (1) 690,693 10,340
Structure Therapeutics, ADR (1) 251,171 5,209
Summit Therapeutics (1) 2,747,413 58,465
Tarsus Pharmaceuticals (1) 263,625 10,679
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(2)(4) 1,103,045 946
Ultragenyx Pharmaceutical (1) 703,570 25,582
Vaxcyte (1) 1,508,403 49,038
Vera Therapeutics (1) 1,169,913 27,563
Verona Pharma, ADR (1) 1,357,044 128,349
Voyager Therapeutics (1) 350,448 1,090
WaVe Life Sciences (1) 1,073,306 6,977
Xencor (1) 560,805 4,408

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zai Lab, ADR (1) 105,917 3,704
2,583,027
Total Biotechnology 3,514,368
CONSUMER NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(2)(4)(5) 2,095,785 11,454
Total Consumer Nondurables 11,454
LIFE SCIENCES  6.5%
Life Sciences  6.5%
Chromacode, Acquisition Date: 2/28/22, Cost $4,393 (1)(2)(3) 626 3
Danaher  1,772,356 350,111
Ginkgo Bioworks Holdings (1) 28,555 321
Revvity  401,827 38,865
SomaLogic, Warrants, 8/31/26 (1) 90,179 1
Thermo Fisher Scientific  854,687 346,542
Total Life Sciences 735,843
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 290,668 779
Total Miscellaneous 779
PHARMACEUTICALS  16.9%
Major Pharmaceuticals  16.5%
AbbVie  1,068,045 198,251
AstraZeneca, ADR  1,925,605 134,561
Chugai Pharmaceutical (JPY)  2,324,600 121,386
Eli Lilly  1,729,504 1,348,200
Sanofi, ADR  1,296,484 62,633
1,865,031
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 135,801 41,099
41,099
Total Pharmaceuticals 1,906,130
PRODUCTS & DEVICES  20.9%
Capital Equipment  0.4%
PROCEPT BioRobotics (1) 699,487 40,290
40,290
Implants  15.0%
Boston Scientific (1) 3,879,585 416,706

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuitive Surgical (1) 1,209,176 657,078
Sonova Holding (CHF)  182,689 54,482
Stryker  1,424,057 563,400
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 3,748
1,695,414
Other Products & Devices  5.5%
Argenx, ADR (1) 683,183 376,584
Dexcom (1) 322,061 28,113
IDEXX Laboratories (1) 77,131 41,368
Lantheus Holdings (1) 122,002 9,987
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 2,603
Penumbra (1) 639,140 164,023
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 204
622,882
Total Products & Devices 2,358,586
SERVICES  15.9%
Distribution  2.0%
Cardinal Health  316,322 53,142
Cencora  292,915 87,831
CVS Health  989,715 68,270
McKesson  14,842 10,876
220,119
Information  0.4%
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 13
Veeva Systems, Class A (1) 149,336 43,006
43,019
Other Services  1.3%
Caris Life Sciences (1) 285,603 7,631
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $28,845 (1)(2) 1,916,953 51,221
ICON (1) 65,434 9,517
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 4/22/25,
Cost $14,561 (1)(2)(3) 606,647 369
Quest Diagnostics  406,310 72,986
141,724
Payors  9.9%
Cigna Group  720,172 238,074
Elevance Health  561,120 218,253

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 244,877 72,949
Oscar Health, Class A (1) 383,141 8,215
UnitedHealth Group  1,842,099 574,680
1,112,171
Providers  2.3%
BrightSpring Health Services (1) 1,859,258 43,860
Encompass Health  187,885 23,040
HCA Healthcare  224,900 86,159
Tenet Healthcare (1) 610,511 107,450
260,509
Total Services 1,777,542
Total Miscellaneous Common Stocks  3.3% (6) 376,728
Total Common Stocks (Cost $5,339,339) 10,681,430
CONVERTIBLE BONDS  0.3%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Immunocore Holdings, 2.50%, 2/1/30  15,469,000 13,290
Total Biotechnology 13,290
PRODUCTS & DEVICES  0.2%
Other Products & Devices  0.2%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,173 (1)(2)(3) 6,172,900 10,768
Galvanize Therapeutics, 0.00%, 2/28/27, Acquisition Date:
12/27/24, Cost $4,405 (1)(2)(3) 4,405,600 7,123
Saluda Medical, 0.00%, 12/31/26, Acquisition Date: 1/3/25,
Cost $2,202 (1)(2)(3) 2,201,800 2,202
Total Products & Devices 20,093
Total Convertible Bonds (Cost $28,249) 33,383
CONVERTIBLE PREFERRED STOCKS  4.3%
BIOTECHNOLOGY  2.5%
Other Biotechnology  2.5%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,190
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avalyn Pharma, Acquisition Date: 4/25/25, Cost $1,327 (1)(2)(3) 1,666,360 1,327
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,718
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(4) 2,529,000 16,506
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(4) 173,971 1,135
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Acquisition Date: 2/14/25, Cost $5,406 (1)
(2)(3) 924,929 5,406
Eikon Therapeutics, Acquisition Date: 5/18/23 - 2/14/25,
Cost $881 (1)(2)(3) 150,661 881
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $13,496 (1)(2)(3) 762,996 4,459
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $4,525 (1)(2)(3) 774,266 4,525
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $3,382 (1)(2)(3) 157,292 919
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24 - 1/22/25,
Cost $3,881 (1)(2)(3) 623,217 3,881
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kartos Therapeutics, Acquisition Date: 2/26/25, Cost $2,904 (1)
(2)(3) 513,724 2,904
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 1,685
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Acquisition Date: 6/16/25, Cost $669 (1)
(2)(3) 444,487 669
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 1,763
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 160
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 —
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tessera Therapeutics, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 674,174 3,492
Tessera Therapeutics, Acquisition Date: 3/7/25, Cost $1,979 (1)
(2)(3) 381,989 1,979
Third Arc Bio, Series A, Acquisition Date: 7/16/24 - 4/24/25,
Cost $8,825 (1)(2)(3)(4) 4,194,043 8,825
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 20,408
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 23,629
Total Biotechnology 288,233
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,324
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
12,374
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,101
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 1,169
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,698
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,914

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,810
15,692
Total Consumer Nondurables 28,066
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  0.7%
Life Sciences  0.7%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 14,930
Chromacode, Acquisition Date: 5/22/25, Cost $178 (1)(2)(3) 36,845 178
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 3,525
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 8,345
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 2,670
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $12,829 (1)(2)(3) 1,223,104 3,669
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 19,362
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 6,860
Total Life Sciences 77,256
PRODUCTS & DEVICES  0.5%
Capital Equipment  0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991
Implants  0.3%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3) 8,849,057 7,249
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3) 12,320,393 10,194
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,850 (1)
(2)(3) 12,050,573 7,800
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,392 (1)
(2)(3) 6,786,958 4,393
29,636
Other Products & Devices  0.1%
Saluda Medical, Acquisition Date: 4/6/23, Cost $2,202 (1)(2)(3) 272,710 2,637
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 7,348
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $2,152 (1)(2)(3) 266,476 2,577
12,562
Total Products & Devices 54,189
SERVICES  0.3%
Information  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 6,903
6,903
Other Services  0.1%
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 7,263
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 4,493
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,601
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 877
15,234
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 4,196

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 2,808
7,004
Total Services 29,141
Total Convertible Preferred Stocks (Cost $634,077) 487,915
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  89,300 22,744
Total Life Sciences 22,744
Total Preferred Stocks (Cost $12,151) 22,744
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.37% (4)(7) 74,334,619 74,335
Total Short-Term Investments (Cost $74,335) 74,335
Total Investments in Securities
100.2% of Net Assets
(Cost $6,088,151) $ 11,299,807
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $639,221 and represents 5.7% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) Perpetual security with no stated maturity date.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield

T. ROWE PRICE Health Sciences Fund

ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ — $ —
Bluejay Therapeutics, Series C-1  — — —
Chroma Medicine, Series I  — — —
Kardium, 10.00%, 12/31/26  — — 209
Kardium, Series D-5  — (273) —
Kardium, Series D-6  — (278) —
Kardium, Series D-7  — 1,950 —
Kardium, Series D-8  — 1 —
Metsera ^^ 4,162 18,569 —
Tenax Therapeutics, Warrants  — (857) —
Tenax Therapeutics, Warrants, 8/29/29  — (322) —
Third Arc Bio, Series A  — — —
T. Rowe Price Government Reserve Fund,
4.37% — — 1,002
Totals $ 4,162 # $ 18,790 $ 1,211 +

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
Bluejay Therapeutics, Series
C  $ 16,506 $ — $ — $ 16,506
Bluejay Therapeutics, Series
C-1  1,135 — — 1,135
Chroma Medicine, Series I  7,684 — — *
Kardium, 10.00%, 12/31/26  5,292 — 5,292 —
Kardium, Series D-5  7,522 — — *
Kardium, Series D-6  10,472 — — *
Kardium, Series D-7  — 5,850 — *
Kardium, Series D-8  — 4,392 — *
Metsera ^^ 13,241 20,660 20,660 *
Tenax Therapeutics, Warrants  12,311 — — 11,454
Tenax Therapeutics, Warrants,
8/29/29  1,268 — — 946
Third Arc Bio, Series A  * 4,413 — 8,825
T. Rowe Price Government
Reserve Fund, 4.37% 5,859 ¤ ¤ 74,335
Total $ 113,201 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,211 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $107,067.
^^ Includes previously reported affiliates Metsera, Series B acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $6,088,151) $ 11,299,807
Receivable for shares sold 4,452
Dividends and interest receivable 4,064
Receivable for investment securities sold 2,252
Foreign currency (cost $645) 659
Other assets 5,647
Total assets 11,316,881
Liabilities
Payable for shares redeemed 26,447
Investment management fees payable 5,869
Payable for investment securities purchased 2,340
Due to affiliates 604
Payable to directors 10
Other liabilities 1,173
Total liabilities 36,443
NET ASSETS $ 11,280,438
Net Assets Consist of:
Total distributable earnings (loss) $ 5,694,743
Paid-in capital applicable to 145,884,283 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,585,695
NET ASSETS $ 11,280,438
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,557,718; Shares outstanding: 84,916,921) $ 77.23
I Class
(Net assets: $4,722,720; Shares outstanding: 60,967,362) $ 77.46

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,103) $ 43,759
.
  Interest 403
Other 13
Total income 44,175
Expenses
Investment management 38,503
Shareholder servicing
Investor Class $ 6,424
I Class 818 7,242
Prospectus and shareholder reports
Investor Class 65
I Class 15 80
Custody and accounting 260
Registration 49
Legal and audit 36
Directors 20
Miscellaneous 612
Total expenses 46,802
Net investment loss (2,627)

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 523,100
Foreign currency transactions 2
Net realized gain 523,102
Change in net unrealized gain / loss
Securities (864,824)
Other assets and liabilities denominated in foreign currencies 591
Change in net unrealized gain / loss (864,233)
Net realized and unrealized gain / loss (341,131)
DECREASE IN NET ASSETS FROM OPERATIONS $ (343,758)

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (2,627) $ (10,239)
Net realized gain 523,102 1,559,478
Change in net unrealized gain / loss (864,233) (1,182,220)
Increase (decrease) in net assets from operations (343,758) 367,019
Distributions to shareholders
Net earnings
Investor Class – (909,837)
I Class – (626,783)
Decrease in net assets from distributions – (1,536,620)
Capital share transactions
*
Shares sold
Investor Class 211,003 598,708
I Class 164,791 562,868
Distributions reinvested
Investor Class – 872,456
I Class – 580,810
Shares redeemed
Investor Class (1,178,093) (2,175,504)
I Class (587,496) (967,406)
Decrease in net assets from capital share
transactions (1,389,795) (528,068)
Net Assets
Decrease during period (1,733,553) (1,697,669)
Beginning of period 13,013,991 14,711,660
End of period $ 11,280,438 $ 13,013,991
*Share information (000s)
Shares sold
Investor Class 2,666 6,383
I Class 2,069 6,002
Distributions reinvested
Investor Class – 10,670
I Class – 7,087
Shares redeemed
Investor Class (14,912) (23,471)
I Class (7,429) (10,393)
Decrease in shares outstanding (17,606) (3,722)

T. ROWE PRICE Health Sciences Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund,
Inc. (Investor Class) and the Health Sciences Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Health Sciences Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Health Sciences Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Health Sciences Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Health Sciences Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $(86,830,000) for the six months ended June 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,208,084 $ 452,773 $ 20,573 $ 10,681,430
Convertible Bonds — 13,290 20,093 33,383
Convertible Preferred Stocks — — 487,915 487,915
Preferred Stocks — 22,744 — 22,744
Short-Term Investments 74,335 — — 74,335
Total $ 10,282,419 $ 488,807 $ 528,581 $ 11,299,807
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 23,959 $ (21,209) $ 17,823 $ — $ 20,573
Convertible Bonds 15,871 7,870 2,202 (5,850) 20,093
Convertible Preferred Stocks 580,500 (54,688) 61,763 (99,660) 487,915
Total $ 620,330 $ (68,027) $ 81,788 $ (105,510) $ 528,581

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 20,573 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
– 100%
36% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
6% 6% Decrease
Discount for
regulatory
uncertainty
30% 30% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible
Bonds
$ 20,093 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 487,915 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
dilution
12% 12% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Enterprise
value to sales
multiple
1.5x
– 8.0x
6.1x Increase
Sales growth
rate
5%
– 28%
25% Increase
Enterprise
value to gross
profit multiple
4.3x
– 6.1x
4.8x Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Probability
for potential
outcome
10%
– 55%
33% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,780,417,000 and
$4,232,069,000, respectively, for the six months ended June 30, 2025.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
25%
– 30%
29% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,189,019,000. Net unrealized gain aggregated $5,111,425,000 at period-end, of which $5,742,901,000 related to appreciated investments and $631,476,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Health Sciences Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2025.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Health Sciences Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $3,216,000 for T. Rowe Price Services, Inc.; and $205,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Health Sciences Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $7,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 196,966 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of

T. ROWE PRICE Health Sciences Fund

the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Health Sciences Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Health Sciences Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Health Sciences Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Health Sciences Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F114-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025